INCOME TAX	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAX

NOTE 8. INCOME TAX

The Company did not have any significant deferred tax assets or liabilities as of December 31, 2023 and 2022.

The Company’s net deferred tax assets at December 31, 2023 and 2022 are as follows:

	December 31,	December 31,
	2023	2022
Deferred tax assets
Net operating loss carryforward	$—	$—
Startup/Organizational expenses	756,241	147,861
Total deferred tax assets	756,241	147,861
Valuation allowance	(756,241)	(147,861)
Deferred tax assets, net of valuation allowance	$—	$—

The income tax provision for the year ended December 31, 2023 and 2022 consists of the following:

	Year Ended	Year Ended
	December 31,	December 31,
	2023	2022
Federal
Current	$810,659	$421,211
Deferred	(456,612)	(75,979)

State and Local
Current	—	—
Deferred	(151,769)	(36,886)

Change in valuation allowance	603,381	112,865

Income tax provision	$810,659	$421,211

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2023 and 2022, the change in the valuation allowance was $603,381 and $112,865.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2023 and 2022 is as follows:

	Year Ended	Year Ended
	December 31,	December 31,
	2023	2022
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	6.98%	6.98%
Valuation allowance	84.15%	8.85%
Income tax provision	112.13%	36.84%

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns since inception remain open and subject to examination.